Derivative Financial Instruments - Schedule of Derivatives by Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	R$ 7,458	R$ 48,593
2024 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total		9,002
2025 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	8,836	35,541
2026 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	7,485	528
2027 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	(1,559)
2028 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	8,450	(6,020)
2030 [Member]
Schedule of Derivative Financial Instruments [Line Items]
Maturity total	R$ (15,754)	R$ 9,542